Segment Reporting (Details) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting [Abstract]
Clinical studies	$ 6,602,000	$ 4,097,000	$ 3,660,000	$ 11,081,000
Clinical teams	3,255,000	2,968,000	4,479,000	8,873,000
Chemistry, manufacturing and controls	142,000	726,000
Other research and development expenses	384,000	251,000	294,000	1,081,000
General and administrative expenses	6,377,000	6,189,000	8,570,000	8,850,000
Amortization of intangible assets	172,000	172,000	229,000	229,000
Other income, net	(505,000)	(350,000)	(524,000)	(59,000)
Net loss	$ (16,427,000)	$ (14,053,000)	$ (17,542,000)	$ (32,121,000)